Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Assumptions used to determine the fair value of option rights
The fair value of the Company’s option rights was estimated at the date of grant using a Black-Scholes-Merton option-pricing model with the following weighted-average assumptions for all options granted:

	2017	2016	2015
Risk-free interest rate	1.97%	1.24%	1.37%
Expected life of option rights	5.05 years	5.05 years	5.05 years
Expected dividend yield of stock	0.85%	1.06%	1.13%
Expected volatility of stock	.213	.212	.245

Summary of non-qualified and incentive stock option right activity
A summary of the Company’s non-qualified and incentive stock option right activity is shown in the following table:

	2017			2016			2015
	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value
Outstanding beginning of year	5,163,709	$163.61		5,219,506	$141.58		5,699,892	$117.31
Granted	689,506	377.84		712,967	271.46		697,423	241.84
Exercised	(1,154,698)	123.16		(733,876)	108.81		(1,133,287)	79.41
Forfeited	(49,977)	267.02		(26,653)	232.83		(43,632)	193.60
Expired	(2,227)	236.97		(8,235)	176.28		(890)	87.59
Outstanding end of year	4,646,313	$204.33	$955,810	5,163,709	$163.61	$545,531	5,219,506	$141.58	$616,866
Exercisable at end of year	3,288,237	$156.43	$833,938	3,783,755	$130.59	$522,921	3,807,351	$110.96	$565,934

Summary of restricted stock and RSU activity
A summary of the Company’s RSU activity for the years ended December 31 is shown in the following table:

	2017	2016	2015
Outstanding at beginning of year	397,326	467,744	655,276
Granted	112,647	99,662	112,494
Exchanged Valspar awards (net of forfeitures)	51,009
Vested	(215,433)	(166,405)	(290,901)
Forfeited	(9,753)	(3,675)	(9,125)
Outstanding at end of year	335,796	397,326	467,744